Empower Moderate Profile Fund Expense Example - Empower Moderate Profile Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	334
Expense Example, with Redemption, 10 Years	756
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,173
L
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	659
Expense Example, with Redemption, 10 Years	$ 1,461